Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of options outstanding
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Days	Intrinsic Value
Options Outstanding as of March 31, 2019	-	$-	-	$-
Options Exercisable as of March 31, 2019	-	$-	-
Options granted	300,000	5.12	45	-
Options forfeited	-	-	-	-
Options expired	(300,000)	5.12	45	-

Options Outstanding as of March 31, 2021 and 2020	-	$-	-	$-
Options Exercisable as of March 31, 2021 and 2020	-	$-	-	$-

Schedule of outstanding options granted
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2019	-	$-	-	$-
Warrants granted	160,000	$6.60	5.0	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-